Equity method investments (Tables)	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments
The following table represents our equity method investments at September 30, 2021:

	Ownership Percentage	Carrying Value	Carrying Value
	September 30, 2021	September 30, 2021	December 31, 2020
		(in thousands)
Oncacare Limited	49%	$3,062	$4,534